Rio Tinto financial information by business unit Rio Tinto financial information by business unit - Schedule of financial information by business unit (Parenthetical) (Detail) - USD ($) $ in Millions				12 Months Ended
	Jul. 16, 2019	Aug. 01, 2018	Jun. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Proportion of net beneficial interest				53.00%
Net beneficial interest held percentage				35.00%
Net beneficial interest held percentage as owned subsidiary				100.00%
Proceeds from sale of surplus land					$ 508
Proceeds from issue of equity to non-controlling interests				$ 129	101	$ 85
Operating assets				47,718	$ 44,183	43,431
Capital expenditure percentage of subsidiaries					100.00%
Consolidated sales revenue				44,611	$ 43,165	40,522
Profit before taxation				17,142	11,767	18,200
Profit/(loss) after tax – attributable to owners of Rio Tinto				9,769	8,010	13,638
Restatement Adjustment For Legacy Alumina Contracts
Disclosure of operating segments [Line Items]
Profit before taxation					218	457
Profit/(loss) after tax – attributable to owners of Rio Tinto					171	355
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Operating assets				4,879	4,529	3,696
Consolidated sales revenue				5,014	5,150	5,451
Profit before taxation				1,646	1,762	2,140
Profit/(loss) after tax – attributable to owners of Rio Tinto				577	611	995
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Operating assets				15,365	16,030	16,446
Consolidated sales revenue				9,314	10,340	12,191
Profit before taxation				2,152	2,285	3,095
Profit/(loss) after tax – attributable to owners of Rio Tinto				471	599	1,347
Operating segments | Aluminium | Intra-segment and other
Disclosure of operating segments [Line Items]
Operating assets				662	780	769
Consolidated sales revenue				(2,510)	(3,079)	(4,084)
Profit before taxation				6	30	(92)
Profit/(loss) after tax – attributable to owners of Rio Tinto				(159)	21	(69)
Australia
Disclosure of operating segments [Line Items]
Consolidated sales revenue				745	737	720
Bauxite & alumina | Operating segments | Aluminium | Intra-segment and other
Disclosure of operating segments [Line Items]
Operating assets				7	27	20
Consolidated sales revenue				722	825	861
Profit before taxation				31	10	7
Profit/(loss) after tax – attributable to owners of Rio Tinto				21	7	5
Bauxite | Restatement Adjustment For Internal Shipping
Disclosure of operating segments [Line Items]
Consolidated sales revenue					31	40
Profit before taxation					76	62
Profit/(loss) after tax – attributable to owners of Rio Tinto					57	54
Bauxite | Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Operating assets				2,593	2,597	2,494
Consolidated sales revenue				2,302	2,490	2,364
Profit before taxation				943	1,045	852
Profit/(loss) after tax – attributable to owners of Rio Tinto				434	498	466
Alumina | Restatement Adjustment For Internal Shipping
Disclosure of operating segments [Line Items]
Consolidated sales revenue					63	83
Profit before taxation					157	128
Profit/(loss) after tax – attributable to owners of Rio Tinto					117	111
Alumina | Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Operating assets				2,294	2,009	2,721
Consolidated sales revenue				2,233	2,720	3,423
Profit before taxation				262	567	808
Profit/(loss) after tax – attributable to owners of Rio Tinto				$ 92	$ 247	390
Hope Downs Joint Venture
Disclosure of operating segments [Line Items]
Proportion of ownership interest in joint venture				50.00%
Robe River
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				65.00%
Proportion of net beneficial interest				53.00%
Non-controlling interest (%)				12.00%
Freeport-McMoRan Inc [Member]
Disclosure of operating segments [Line Items]
Percentage of material mined					40.00%
Diavik
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					60.00%
Proportion of ownership interest in joint venture				60.00%
Hail Creek
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed		82.00%
Hail Creek | Australia
Disclosure of operating segments [Line Items]
Proceeds from disposal of ownership in joint venture		$ 1,700
Kestrel Underground Coal Mine
Disclosure of operating segments [Line Items]
Proportion of ownership interest in joint venture		80.00%
Kestrel Underground Coal Mine | Australia
Disclosure of operating segments [Line Items]
Proceeds from disposal of ownership in joint venture		$ 2,250
Winchester South
Disclosure of operating segments [Line Items]
Proportion of ownership interest in joint venture			75.00%
Proceeds from disposal of ownership in joint venture			$ 200
Valeria
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed		71.20%
30 Percent [Member] | Robe River
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage				30.00%
35 Percent [Member] | Robe River
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage as owned subsidiary				60.00%
Hamersley Iron Pty Limited
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%
Hamersley Iron Pty Limited | Ordinary
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%
Oyu Tolgoi | Turquoise Hill Resources Ltd
Disclosure of operating segments [Line Items]
Percentage of share class held in subsidiaries					50.80%
Oyu Tolgoi | Turquoise Hill Resources Ltd | Oyo Tolgoi Copper-Gold Mine
Disclosure of operating segments [Line Items]
Percentage of share class held in subsidiaries					66.00%
Argyle Diamonds Limited
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					100.00%
Argyle Diamonds Limited | Ordinary
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%
Rio Tinto Coal Australia | Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Operating assets				$ 0	$ 0	(837)
Consolidated sales revenue				0	0	989
Profit before taxation				0	0	893
Profit/(loss) after tax – attributable to owners of Rio Tinto				$ 0	$ 0	$ 591
Rio Tinto Fer et Titane Inc.
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					100.00%
QIT Madagascar Minerals SA
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					80.00%
Richards Bay Minerals
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					74.00%
Energy Resources of Australia Ltd | Ordinary
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				86.33%	68.60%
Non-controlling interest (%)				13.67%
Rossing Uranium Limited
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	68.62%
Simfer Jersey Limited | Ordinary
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				53.00%	53.00%
Non-controlling interest (%)				47.00%
Simfer S.A.
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				85.00%	85.00%
Non-controlling interest (%)					45.05%
Gove Alumina Refinery and Rio Tinto Marine [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary					100.00%